Reverse Merger (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2012
Agreement And Plan Of Reorganization [Line Items]
Number of Earnout Shares, Allocated	3,000,000
Number Of Ordinary Shares Subject To Adjustment	20,567,141
Number Of Ordinary Per Shares Subject To Adjustment	$ 0.0001
Business Combination Contingent Consideration Shares Issuable	890,000
Due From Transfer Agent	$ 15,908,000	$ 0
Outstanding common stock of Andina Acquisition share	3,647,529
Outstanding common stock of Andina Acquisition Amount	(3,526,000)
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	6,611,000	0
Other Liabilities	139,000
Warrant Liability	25,906,000
Payments for Repurchase of Common Stock	22,900,000
Equity Proceeds Held In Trust Account	42,700,000		42,740,000
Stock Repurchased During Period, Shares	2,251,853
Payments for Merger Related Costs	3,900,000
Subscription Agreements Stock Issued To Investors, Shares	649,382
Subscription Agreements Stock Issued To Investors, Price Per Share	$ 10.18
Inventory Adjustments, Total	1,438,000	0
Common Stock [Member]
Agreement And Plan Of Reorganization [Line Items]
Outstanding common stock of Andina Acquisition share	3,647,529
Outstanding common stock of Andina Acquisition Amount	$ 0